S-K 1603(c) Fiduciary Duties to Other Companies	Jun. 23, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law and subject to disclosure to fellow directors: (i)  a director may be a party to, or otherwise interested in, any transaction or arrangement with us or in which we are or may otherwise be interested, and may be interested in another body corporate promoted by us or in which we are otherwise interested, including by serving as a director, secretary or officer of, or being employed by, or being a party to any transaction or arrangement with, or otherwise being interested in, that other body corporate, and (ii) upon making such disclosure, a director shall not, by reason only of his office, be accountable to us for any benefit that he derives from any such transaction or arrangement or from any such office or employment or from any interest in any such body corporate, and no such transaction or arrangement shall be liable to be avoided on the ground of any such interest or benefit. In addition, our amended and restated memorandum and articles of association provide that, unless his fellow directors determine otherwise, a director is not accountable to us for remuneration or other benefits received from any other company which is in the same group as us or which has common shareholdings. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Affiliation
Robert Enayati	Bel Air Law Firm, P.C.	Managing Attorney
Benjamin James	Webull Corporation	General Counsel
Natalie Torin	Curnon Consulting Ltd UK	Owner
[Yulin He]	[•]	[•]

Our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:
Individual	Entity	Affiliation
Robert Enayati	Bel Air Law Firm, P.C.	Managing Attorney
Benjamin James	Webull Corporation	General Counsel
Natalie Torin	Curnon Consulting Ltd UK	Owner
[Yulin He]	[•]	[•]